Subsequent events (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 01, 2024	Nov. 13, 2023	Sep. 26, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Common stock share issued				474,137
Original principal amount			$ 6,440,000
Proceeds from issuance of common stock			$ 6,000,000	$ 7,930,000	$ 6,000,000	$ 126,029,588
Bears interest rate			7.00%	6.50%
Payment to related party				$ 0	$ 54,600	$ 2,147,199
Subsequent Event [Member]
Common stock share issued	200,000
Common stock share issued for redemption of notes amount	$ 200,000
November 13 2023 [Member] | Subsequent Event [Member]
Payment to related party		$ 250,000
Conversion Price per shares		$ 1.00